Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
Omnicom Group, Inc.	66,984	5,461
Publicis Groupe SA	36,390	3,493

Total		8,954

Consumer Discretionary (4.1%)
BorgWarner, Inc.	101,403	4,458
Compagnie Generale des Establishments Michelin	93,704	3,366
Gentex Corp.	120,405	3,407
Mohawk Industries, Inc.*	42,519	5,482
PulteGroup, Inc.	51,103	6,752
Sodexo SA	61,441	3,868

Total		27,333

Consumer Staples (9.9%)
Conagra Brands, Inc.	259,626	4,754
The Estee Lauder Cos., Inc. - Class A	73,822	6,505
General Mills, Inc.	57,882	2,918
Heineken NV	49,571	3,871
Henkel AG & Co. KGaA - Preference Shares	64,276	5,188
Kenvue, Inc.	633,127	10,276
Kimberly-Clark Corp.	81,396	10,121
Koninklijke Ahold Delhaize NV	191,292	7,739
Mondelez International, Inc.	52,763	3,296
Pernod Ricard SA	56,840	5,589
Reckitt Benckiser Group PLC	77,763	6,006

Total		66,263

Energy (5.7%)
Baker Hughes Co.	213,975	10,425
Coterra Energy, Inc.	248,057	5,867
Diamondback Energy, Inc.	38,514	5,511
Enterprise Products Partners LP	353,798	11,063
Occidental Petroleum Corp.	115,576	5,461

Total		38,327

Financials (16.7%)
The Allstate Corp.	19,251	4,132
The Bank of New York Mellon Corp.	26,865	2,927
Commerce Bancshares, Inc.	180,422	10,782
Equity Residential	136,704	8,849
First Hawaiian, Inc.	169,598	4,211
The Hanover Insurance Group, Inc.	15,510	2,817

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Northern Trust Corp.	72,946	9,819
The PNC Financial Services Group, Inc.	23,803	4,783
Prosperity Bancshares, Inc.	124,664	8,271
Raymond James Financial, Inc.	7,785	1,344
Reinsurance Group of America, Inc.	53,210	10,223
T. Rowe Price Group, Inc.	46,571	4,780
Truist Financial Corp.	240,637	11,002
U.S. Bancorp	262,959	12,709
Westamerica Bancorporation	58,247	2,912
Willis Towers Watson PLC	34,888	12,052

Total		111,613

Health Care (15.2%)
Becton Dickinson and Co.	53,884	10,086
Cencora, Inc.	8,333	2,604
Envista Holdings Corp.*	204,350	4,163
GE HealthCare Technologies, Inc.	121,178	9,101
Henry Schein, Inc. *	192,908	12,803
Hologic, Inc. *	97,958	6,611
ICON PLC *	17,522	3,066
IQVIA Holdings, Inc.*	28,673	5,446
Labcorp Holdings, Inc.	36,867	10,583
Medtronic PLC	65,847	6,271
Quest Diagnostics, Inc.	31,624	6,027
Universal Health Services, Inc. - Class B	30,130	6,160
Zimmer Biomet Holdings, Inc.	185,291	18,251

Total		101,172

Industrials (15.9%)
A.O. Smith Corp.	58,998	4,331
ABM Industries, Inc.	87,147	4,019
Ashtead Group PLC	58,006	3,898
Bunzl PLC	311,723	9,841
CSX Corp.	312,830	11,109
Cummins, Inc.	20,798	8,785
Dover Corp.	10,564	1,762
Emerson Electric Co.	16,849	2,210
Fortive Corp.	50,673	2,483
Hexcel Corp.	56,417	3,537
L3Harris Technologies, Inc.	27,234	8,318
Masco Corp.	47,231	3,325

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
MSC Industrial Direct Co., Inc.	86,685	7,987
Norfolk Southern Corp.	22,645	6,803
Oshkosh Corp.	45,162	5,858
PACCAR, Inc.	51,140	5,028
Southwest Airlines Co.	206,685	6,595
The Timken Co.	71,815	5,399
The Toro Co.	54,979	4,189
VINCI SA	4,829	672

Total		106,149

Information Technology (6.6%)
Amdocs, Ltd.	90,916	7,460
CDW Corp.	20,927	3,333
Cognizant Technology Solutions Corp.	73,294	4,916
F5, Inc. *	8,069	2,608
HP, Inc.	281,850	7,675
NXP Semiconductors NV	13,832	3,150
Ralliant Corp.	69,620	3,044
TE Connectivity PLC	15,385	3,377
Teradyne, Inc.	61,436	8,456

Total		44,019

Materials (5.4%)
Akzo Nobel NV	45,692	3,255
Eagle Materials, Inc.	24,238	5,648
Graphic Packaging Holding Co.	382,387	7,483
Packaging Corp. of America	40,742	8,879
PPG Industries, Inc.	45,256	4,757
Reliance, Inc.	20,233	5,682

Total		35,704

Real Estate (7.9%)
Agree Realty Corp.	30,174	2,144
American Tower Corp.	34,848	6,702
Essex Property Trust, Inc.	7,238	1,937
Healthpeak Properties, Inc.	334,569	6,407
Public Storage	25,906	7,483
Realty Income Corp.	174,248	10,592
Regency Centers Corp.	29,401	2,143
Ventas, Inc.	80,092	5,606
VICI Properties, Inc.	286,660	9,348

Total		52,362

Utilities (9.6%)
Duke Energy Corp.	37,681	4,663
Evergy, Inc.	140,048	10,646
Eversource Energy	111,398	7,925
Northwestern Energy Group, Inc.	173,463	10,167

Mid Cap Value Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
ONE Gas, Inc.	106,705	8,637
ONEOK, Inc.	44,969	3,281
PPL Corp.	28,814	1,071
Spire, Inc.	75,549	6,159
Xcel Energy, Inc.	145,535	11,737

Total		64,286

Total Common Stocks (Cost: $625,856)		656,182

Total Investments (98.3%) (Cost: $625,856)@		656,182

Other Assets, Less Liabilities (1.7%)		11,172

Net Assets (100.0%)		667,354

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services LLC	EUR	26,945	31,776	12/19/25	$159	$—	$159
Sell	Morgan Stanley Capital Services LLC	GBP	12,384	16,657	12/19/25	85	—	85

						$244	$—	$244

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps		Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$244	—	$	244	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $625,856 and the net unrealized appreciation of investments based on that cost was $30,570 which is comprised of $61,584 aggregate gross unrealized appreciation and $31,014 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$5,461	$3,493	$—
Consumer Discretionary	20,099	7,234	—
Consumer Staples	37,870	28,393	—
Industrials	91,738	14,411	—
Materials	32,449	3,255	—
All Others	411,779	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	244	—

Total Assets:	$599,396	$57,030	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand